Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
diluted	$ (0.87)	$ (8.00)	$ (12.63)	$ (35.68)	$ (64.41)	$ (74.22)
Shares used in computing net loss per share, diluted	715	501	622	499	503	147